Schedule of Investments (unaudited) January 31, 2022	BlackRock LifePath® ESG Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 48.9%
iShares Developed Real Estate Index Fund, Class K	5,542	$62,515
iShares ESG Aware MSCI EAFE ETF	4,689	358,427
iShares ESG Aware MSCI EM ETF(b)	1,270	50,673
iShares ESG Aware MSCI USA ETF(b)	6,489	658,050
iShares ESG Aware MSCI USA Small-Cap ETF	3,807	141,773
iShares MSCI Canada ETF(b)	739	28,222
iShares MSCI EAFE Small-Cap ETF	756	51,823
iShares MSCI Emerging Markets Small-Cap ETF	308	18,003

		1,369,486

Fixed-Income Funds — 51.1%
iShares ESG Aware U.S. Aggregate Bond ETF	22,721	1,222,163
iShares TIPS Bond ETF(b)	1,662	210,310

		1,432,473

Money Market Funds — 32.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.11%(c)(d)	907,152	907,424
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	3,211	3,211

		910,635

Total Investments — 132.5% (Cost: $3,504,553)		3,712,594

Liabilities in Excess of Other Assets — (32.5)%		(911,302)

Net Assets — 100.0%		$2,801,292

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$107,719	$799,723	(a)	$—		$(18)	$—	$907,424	907,152	$525	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,051	—		(3,840	)(a)	—	—	3,211	3,211	2		—
iShares Developed Real Estate Index Fund, Class K	65,264	1,523		(2,349)		240	(2,163)	62,515	5,542	760		106
iShares ESG Aware MSCI EAFE ETF	376,417	14,681		(11,852)		(57)	(20,762)	358,427	4,689	5,330		—
iShares ESG Aware MSCI EM ETF	51,333	2,282		(520)		(29)	(2,393)	50,673	1,270	1,039		—
iShares ESG Aware MSCI USA ETF	674,771	40,754		(33,443)		6,364	(30,396)	658,050	6,489	1,973		—
iShares ESG Aware MSCI USA Small-Cap ETF	150,612	7,511		(3,473)		(18)	(12,859)	141,773	3,807	345		—
iShares ESG Aware U.S. Aggregate Bond ETF	1,249,025	50,421		(45,937)		(2,312)	(29,034)	1,222,163	22,721	3,294		—
iShares MSCI Canada ETF	28,641	567		(269)		—	(717)	28,222	739	351		—
iShares MSCI EAFE Small-Cap ETF	55,968	1,993		(514)		(21)	(5,603)	51,823	756	1,074		—
iShares MSCI Emerging Markets Small-Cap ETF	18,333	655		(182)		(6)	(797)	18,003	308	532		—
iShares TIPS Bond ETF	212,949	2,939		(2,056)		(34)	(3,488)	210,310	1,662	1,823		—

						$4,109	$(108,212)	$3,712,594		$17,048		$106

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock LifePath® ESG Index 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,369,486	$—	$—	$1,369,486
Fixed-Income Funds	1,432,473	—	—	1,432,473
Money Market Funds	910,635	—	—	910,635

	$3,712,594	$—	$—	$3,712,594

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2